Note Employee benefits (Accumulated other comprehensive loss expected to be recognized as components of net periodic benefit cost) (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 18,863
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 1,398